Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial instruments (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	1,515	1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,022	183,455
Loans	247,054	242,223
Other assets	63,065	72,912
Due to banks and customer deposits	(356,197)	(339,326)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(94,032)	(132,721)
Short-term borrowings	(20,193)	(18,641)
Long-term debt	(130,042)	(148,134)
Other liabilities	(51,447)	(57,637)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	956	920
Financial instruments (CHF million)
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Loans	19,457	20,000
Other assets	20,749	22,060
Due to banks and customer deposits	(690)	(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,104)	(108,784)
Short-term borrowings	(6,053)	(4,513)
Long-term debt	(63,369)	(65,384)
Other liabilities	(1,780)	(3,683)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,262	3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	307	615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,217	113,196
Loans	19,653	20,278
Other assets	25,756	29,787
Due to banks and customer deposits	(680)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,012)	(108,701)
Short-term borrowings	(5,896)	(4,339)
Long-term debt	(62,991)	(66,998)
Other liabilities	(3,285)	(6,186)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,306)	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370	468
Loans	(196)	(278)
Other assets	(5,007)	(7,727)
Due to banks and customer deposits	(10)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(92)	(83)
Short-term borrowings	(157)	(174)
Long-term debt	(378)	1,614
Other liabilities	1,505	2,503
Bank
Financial instruments (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	3,385	3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,013	183,446
Loans	231,157	227,498
Other assets	61,556	72,782
Due to banks and customer deposits	(344,998)	(328,264)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(94,032)	(132,721)
Short-term borrowings	(20,193)	(14,838)
Long-term debt	(126,641)	(146,997)
Other liabilities	(51,079)	(57,367)
Bank | Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	956	920
Financial instruments (CHF million)
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Loans	19,457	20,000
Other assets	20,749	22,060
Due to banks and customer deposits	(690)	(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,104)	(108,784)
Short-term borrowings	(6,053)	(4,513)
Long-term debt	(61,853)	(64,774)
Other liabilities	(1,780)	(3,683)
Bank | Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,262	3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	307	615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,217	113,196
Loans	19,653	20,278
Other assets	25,756	29,787
Due to banks and customer deposits	(680)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(76,012)	(108,701)
Short-term borrowings	(5,896)	(4,339)
Long-term debt	(61,529)	(66,434)
Other liabilities	(3,285)	(6,186)
Bank | Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,306)	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370	468
Loans	(196)	(278)
Other assets	(5,007)	(7,727)
Due to banks and customer deposits	(10)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(92)	(83)
Short-term borrowings	(157)	(174)
Long-term debt	(324)	1,660
Other liabilities	1,505	2,503